Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Share capital [abstract]
Schedule of changes in share capital

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2022	2	151,588	592,372	143,258,972	99,725	2,142,400
Plan of arrangement [a]	—	34	1	—	—	—
Shares repurchase [b]	—	—	(29,303)	(7,165,356)	—	—
Warrants issued [c]	—	—	—	—	61,154	1,372,763
PSU converted to shares [d]	—	—	41,848	1,464,000	—	—
Share options exercised [e]	—	—	323	33,247	—	—
Share-based payments [f]	—	—	555	36,000	—	—
Warrants expired [g]	—	—	—	—	(2,047)	(791,807)
Balance, December 31, 2023	2	151,622	605,796	137,626,863	158,832	2,723,356
Shares issued [h]	10	79	1,384,783	10,670,539	—	—
Shares for debt [i]	—	—	301,423	1,990,213	—	—
Warrants expired [j]	—	—	—	—	(20,770)	(286,189)
Warrants cancelled [k]	—	—	—	—	(7,692)	(439,408)
RSUs converted to shares [l]	—	—	7,500	31,009	—	—
Warrants issued [m]	—	—	—	—	80,000	—
Balance, December 31, 2024	12	151,701	2,299,502	150,318,624	210,370	1,997,759

Shares issued - convertible debentures [n]	—	—	984,792	8,192,245	—	—
Exercise of options [o]	—	—	37,192	232,444	—	—
Warrants issued [p]	—	—	—	—	346,806	—
Warrants expired [q]	—	—	—	—	(130,338)	(1,987,750)
Exercise of warrants [r]	—	—	354,730	9,126,182	(426,806)	—
Exercise of RSUs [s]	—	—	92,690	515,625	—	—
Shares issued for debt [t]	—	—	73,744	775,087	—	—
Shares issued [u],[v]	30	546	45,079	390,837	—	—
Balance, December 31, 2025	42	152,247	3,887,729	169,551,044	32	10,009

Schedule of changes in share capital

The changes in the number of warrants outstanding during the years ended December 31, 2025, 2024, and 2023:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	99,725	355.95
Issued	61,154	295.75
Expired	(2,047)	260.65
Outstanding as at December 31, 2023	158,832	328.30

Issued	80,000	7.00
Cancelled	(7,692)	97.50
Expired	(20,770)	305.41
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(130,338)	216.54
Exercised	(426,806)	6.33
Outstanding as at December 31, 2025	32	1,737.65

Schedule of number of warrants outstanding and exercise price

The following table is a summary of the Company’s warrants outstanding as at December 31, 2025:

	Exercise price	Number outstanding
Expiry Date	C$	#
January 16, 2026	1,737.65	26
January 20, 2026	1,737.65	6
	1,737.65	32